Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2024	2023
Buildings	$7,620,784	$7,135,962
Machinery equipment and tools	6,244,008	5,545,278
Electronic devices	96,866	98,839
Office equipment	21,054	21,645
Vehicles	324,888	315,714
Construction in progress	230,966	1,084,596
Subtotal	14,538,566	14,202,034
Less: accumulated depreciation	(4,152,824)	(3,449,289)
Total	$10,385,742	$10,752,745

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $804,395, $871,445 and 615,050, respectively, of which $671,603, $777,291 and $546,305 were included in cost of revenues, respectively, and of which $132,792, $94,154 and $68,745 were included selling, general and administrative expenses, respectively.

During the year ended December 31, 2024, the Company disposed of certain portions of its manufacturing buildings and received cash proceeds of $2,779 (RMB 20,000). As a result, fixed assets with a costs basis of $158,739 (RMB 1,142,241) and related accumulated depreciation of $79,171 (RMB 569,693) were derecognized. This transaction resulted in a net loss of $77,109, which included a value-added tax (VAT) of $320. In addition, during 2024, the Company wrote off certain assets totaling $28,845 (RMB 207,556) that had previously been included in construction in progress.

Throughout 2023, the Company disposed of portions of its manufacturing buildings, resulting in cash proceeds of approximately $2.1 million (RMB 15.2 million). Consequently, fixed asset costs totaling $2.8 million and accumulated depreciation of $1.1 million were eliminated from the Company’s records. This transaction resulted in a net gain of $337,941. In addition, the Company sold a vehicle and recognized a gain of $1,176 during the year ended December 31, 2023.

As of December 31, 2024 and 2023, certain properties were pledged as collaterals to secure the Company’s bank loans from Rural Commercial Bank of Shandong and Bank of Weifang (see Note 10).

During the years ended December 31, 2024, 2023 and 2022, the Company did not recognize any impairment losses on its property, plant and equipment.